Customer Accounts Interest Expense on Customer Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Banking and Thrift [Abstract]
Checking accounts	$ 1,259	$ 936	$ 857
Passbook and statement accounts	607	566	574
Insured money market accounts	4,574	4,280	4,609
Certificate accounts	52,636	62,669	81,506
Interest expense on customer accounts, gross	59,076	68,451	87,546
Less early withdrawal penalties	(552)	(548)	(607)
Interest expense on customer accounts	$ 58,524	$ 67,903	$ 86,939
Weighted average interest rate at end of year	0.51%	0.69%	0.90%
Weighted daily average interest rate during the year	0.57%	0.75%	0.99%